Other (Income) Expense, Net (Restated)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Other (Income) Expense, Net (Restated) [Abstract]
Other (Income) Expense, Net (Restated)

14.    Other Income, Net

The components of “Other income, net” in the condensed combined and consolidated statements of operations and comprehensive loss are summarized as follows:

	Three months ended September 30,		Nine months ended September 30,
(dollars in thousands)	2023	2022	2023	2022
Pension income, net	$(200)	$(41)	$(589)	$(94)
Total other income, net	$(200)	$(41)	$(589)	$(94)

16. Other (Income) Expense, Net (Restated)

The components of “Other (income) expense, net” in the combined and consolidated statements of operations and comprehensive loss are summarized as follows:

	Years ended December 31,
(dollars in thousands)	2022	2021 (Restated)	2020 (Restated)
Pension (income) expense, net	$(804)	$834	$(17)
Other expense, net	—	1,308	—
Total other (income) expense, net	$(804)	$2,142	$(17)